                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: SEPT 30, 2003
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Hamilton Investment Management LLC
          ---------------------------------------------
 Address: 415 Madison Ave
          ---------------------------------------------
          New York, NY 10017
          ---------------------------------------------

 Form 13F File Number:    028-10423
                          ---------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    James Wohlmacher
          -----------------------------------------------------------
 Title:   Chief Operating Officer, Hamilton Investment Management LLC
          -----------------------------------------------------------
 Phone:   (212) 527-8448
          -----------------------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ James Wohlmacher      New York, NY                  8-14-03
 ------------------------ ----------------------------- -------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        -----------------        --------------------------
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                         -------------------
Form 13F Information Table Entry Total:                  113
                                         -------------------
Form 13F Information Table Value Total:              515,615
                                         -------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      --------------------          --------------------
     [Repeat as necessary.]


---------------------------------------------------------------------------------------------------------
   Name of Issuer               Title or Class              Cusip        Value (000)     Shares/Prin Amnt
---------------------------------------------------------------------------------------------------------
November 03 Calls on AIG US     Call                      0268749KK              328                  800
December 03 Calls on TEVA US    Call                      8816249LK              308                  700
ANGLOGOLD LIMITED-SPON ADR      Common Stock              035128206              735               19,500
BOISE CASCADE CORP              Common Stock              097383103              414               15,000
COMCAST CORP-SPECIAL CL A       Common Stock              20030N200            1,477               50,000
CAREMARK RX INC                 Common Stock              141705103            3,887              172,000
PROGRESS ENERGY INC-CVO         Common Stock              743263AA3               20              200,000
ENTERGY CORP                    Common Stock              29364G103            4,549               84,000
EXELON CORP                     Common Stock              30161N101            2,540               40,000
FPL GROUP INC                   Common Stock              302571104            4,317               68,300
GENERAL MOTORS-HUGHES ELEC      Common Stock              370442832            2,003              140,000
HALLIBURTON CO                  Common Stock              406216101            1,213               50,000
IDEC PHARMACEUTICALS CORP       Common Stock              449370105            1,658               50,000
IGEN INTERNATIONAL INC          Common Stock              449536101            1,445               25,000
GARTNER INC-CL A                Common Stock              366651107              280               25,400
JO-ANN STORES INC-CL B          Common Stock              47758P208            1,366               56,000
JOHN HANCOCK FINANCIAL SRVC     Common Stock              41014S106            2,028               60,000
JONES APPAREL GROUP INC         Common Stock              480074103            1,535               51,300
NORTHPOINT COMMUNICATIONS       Common Stock              666610100                1              150,000
NISOURCE INC-SAILS              Common Stock              65473P600              818              346,800
NEWS CORP LTD-SPONS ADR         Common Stock              652487703              820               25,000
OVERTURE SERVICES INC           Common Stock              69039R100            3,311              125,000
P G & E CORP                    Common Stock              69331C108            4,768              199,500
PUBLIC SERVICE ENTERPRISE GP    Common Stock              744573106            3,969               94,500
PEGASUS COMMUNICATIONS COR      Common Stock              705904605              807               54,223
PNM RESOURCES INC               Common Stock              69349H107            4,270              152,300
PPL CORPORATION                 Common Stock              69351T106            4,730              115,500
RAYONIER INC                    Common Stock              754907103              715               17,600
TRAVELERS PROP CASUALT-B        Common Stock              89420G406              249               15,700
TXU CORP                        Common Stock              873168108            4,700              199,500
WESTAR ENERGY INC               Common Stock              95709T100            4,843              262,500
XCEL ENERGY INC                 Common Stock              98389B100            1,547              100,000
YELLOW CORP                     Common Stock              985509108              457               15,300
AETHER SYSTEMS INC              Convertible Bond          00808VAA3            1,258            1,290,000
AFFILIATED MANAGERS GRP         Convertible Bond          008252AC2            5,795            6,100,000
AKAMAI TECHNOLOGIES INC         Convertible Bond          00971TAC5            3,005            3,750,000
AMERICA WEST AIRLINES           Convertible Bond          023650AL8            1,266            3,000,000
AMERICAN FINANCIAL GROUP        Convertible Bond          025932AC8              364            1,000,000
AMERICAN TOWER CORP             Convertible Bond          029912AD4            4,053            5,050,000
AMGEN INC                       Convertible Bond          031162AE0           23,263           30,350,000
ANIXTER INTL INC                Convertible Bond          035290AD7            8,633           22,200,000
ATMEL CORP                      Convertible Bond          049513AE4              397            1,000,000
BRINKER INTERNATIONAL           Convertible Bond          109641AC4            5,202            7,679,000
BRISTOL-MYERS SQUIBB            Convertible Bond          110122AM0           14,499           14,500,000
CKE RESTAURANTS INC             Convertible Bond          12561EAF2            2,552            2,500,000
CARNIVAL CORP                   Convertible Bond          143658AT9            2,789            4,300,000
CEPHALON INC                    Convertible Bond          156708AF6            1,932            2,000,000
CEPHALON INC                    Convertible Bond          156708AH2            3,847            4,000,000
COSTCO WHOLESALE CORP           Convertible Bond          22160QAC6           11,599           16,000,000
DST SYSTEMS INC                 Convertible Bond          233326AA5            1,115            1,000,000
DST SYSTEMS INC                 Convertible Bond          233326AC1            3,244            3,000,000
DUPONT PHOTOMASKS INC           Convertible Bond          26613XAD3            3,780            3,500,000
FEI COMPANY                     Convertible Bond          30241LAC3            3,123            3,000,000
FAIR ISSAC CORP                 Convertible Bond          303250AA2            1,097            1,000,000
FIRST DATA CORPORATION          Convertible Bond          319963AD6           17,998           16,550,000
FLEMING COMPANIES INC           Convertible Bond          339130AR7                2            1,750,000
FOSTER WHEELER LTD              Convertible Bond          35024PAB8              200            1,000,000
FOUR SEASONS HTL                Convertible Bond          35100EAD6            2,030            6,177,000
GAP INC                         Convertible Bond          364760AJ7           23,893           19,000,000
GENERAL MILLS INC               Convertible Bond          370334AT1           22,432           31,678,000
GENERAL MILLS INC               Convertible Bond          370334AU8           12,336           17,422,000
HCC INSURANCE HOLDINGS          Convertible Bond          404132AB8            8,500            8,500,000
HNC SOFTWARE INC                Convertible Bond          40425PAC1            2,368            2,000,000
HORACE MANN EDUCATORS           Convertible Bond          440327AF1            1,356            3,000,000
HORACE MANN EDUCATORS           Convertible Bond          440327AG9               45              100,000
INFINITY INC                    Convertible Bond          45663LAC0              514            1,000,000
INTL GAME TECHNOLOGY            Convertible Bond          459902AK8            7,581           11,300,000
INTL GAME TECHNOLOGY            Convertible Bond          459902AL6           13,753           20,500,000
JONES APPAREL GROUP             Convertible Bond          480081AD0            7,718           14,000,000
KELLSTROM INDS INC              Convertible Bond          488035AC0              369            8,690,000
KELLSTROM INDUSTRIES INC        Convertible Bond          488035AE6              186            4,383,000
L-3 COMMUNICATIONS HLDGS        Convertible Bond          502424AB0            1,115            1,000,000
LIBERTY MEDIA CORP              Convertible Bond          530718AB1           17,800           16,500,000
LIBERTY MEDIA CORP              Convertible Bond          530718AF2            5,394            5,000,000
MANDALAY RESORT GROUP           Convertible Bond          562567AJ6            3,125            3,000,000
MANPOWER INC                    Convertible Bond          56418HAC4            6,350           10,100,000
MEDTRONIC INC                   Convertible Bond          585055AB2           10,288           10,000,000
MERRILL LYNCH & CO              Convertible Bond          590188A73           12,750           12,500,000
MESA AIR GROUP INC              Convertible Bond          590479AA9            2,825            5,000,000
NABORS INDUSTRIES INC           Convertible Bond          629568AJ5           22,022           24,500,000
NETEASE.COM                     Convertible Bond          64110WAA0            3,976            3,000,000
NEUBERGER BERMAN INC            Convertible Bond          641234AC3            9,036           10,000,000
NEXTEL PARTNERS INC             Convertible Bond          65333FAL1            1,233            1,000,000
NORTHWEST AIRLNS CORP           Convertible Bond          667280AB7            1,923            2,000,000
OMNICOM GROUP INC               Convertible Bond          681919AK2            6,770            6,800,000
OMNICOM GROUP                   Convertible Bond          681919AN6            9,333            9,500,000
PMI GROUP INC                   Convertible Bond          69344MAE1           15,966           15,000,000
POWERWAVE TECHNOLOGIES          Convertible Bond          739363AA7              904            1,000,000
RF MICRO DEVICES INC            Convertible Bond          749941AC4           10,453            7,500,000
REGAL ENTERTAINMENT GRP         Convertible Bond          758766AA7              267              250,000
ROYAL CARIBBEAN CRUISES         Convertible Bond          780153AK8            1,666            3,722,000
ROYAL CARIBBEAN CRUISES         Convertible Bond          780153AM4            2,404            4,750,000
SBS BROADCASTING SA             Convertible Bond          805906AC8              863              850,000
SCIOS INC                       Convertible Bond          808905AB9            2,410            2,000,000
SILICON VALLEY BANCSHARE        Convertible Bond          827064AB2            1,991            2,000,000
SINA CORP                       Convertible Bond          82922RAA1           10,717            7,000,000
SYMANTEC CORP                   Convertible Bond          871503AB4           12,310            6,500,000
TEVA PHARM FINANCE LLC          Convertible Bond          88163VAB5           15,906           12,000,000
TRANSWITCH CORP                 Convertible Bond          894065AB7              655              749,000
UTSTARCOM INC                   Convertible Bond          918076AA8              752              500,000
VECTOR GROUP LTD                Convertible Bond          92240MAC2            1,108            1,320,000
AMCV CAPITAL TRUST I            Preferred Stock           001648203                -               42,900
BUDGET GROUP CAPITAL TR         Preferred Stock           119001303                1               50,000
GENERAL MOTORS CORP             Preferred Stock           370442717            5,391              200,000
GENERAL MOTORS                  Preferred Stock           370442733            2,298              100,000
HANOVER COMPRESS CAP TR         Preferred Stock           41076M302            2,328               52,700
MCI WORLDCOM INC                Preferred Stock           55267Y206              266               25,500
NEWS CORP FINANCE TR II         Preferred Stock           65248V205           19,757               20,000
NEXTEL COMMUNICATIONS           Preferred Stock           65332V863            1,251                2,500
PSINET INC                      Preferred Stock           74437C309                -              100,000
WILLIAMS COMM GROUP INC         Preferred Stock           969455401                -               23,400
ORBITAL SCIENCE CORP-CW06       Warrant                   685564148            1,809                2,500
SUNTERRA CORP-CW07              Warrant                   86787D117                -               42,173

---------------------------------------------------------------------------------------------------------
     Shr/Put/Call               Investment Discretion             Other Managers         Sole Voting Auth
---------------------------------------------------------------------------------------------------------
        Call                            sole                           N/A                            800
        Call                            sole                           N/A                            700
   Common Stock                         sole                           N/A                         19,500
   Common Stock                         sole                           N/A                         15,000
   Common Stock                         sole                           N/A                         50,000
   Common Stock                         sole                           N/A                        172,000
   Common Stock                         sole                           N/A                        200,000
   Common Stock                         sole                           N/A                         84,000
   Common Stock                         sole                           N/A                         40,000
   Common Stock                         sole                           N/A                         68,300
   Common Stock                         sole                           N/A                        140,000
   Common Stock                         sole                           N/A                         50,000
   Common Stock                         sole                           N/A                         50,000
   Common Stock                         sole                           N/A                         25,000
   Common Stock                         sole                           N/A                         25,400
   Common Stock                         sole                           N/A                         56,000
   Common Stock                         sole                           N/A                         60,000
   Common Stock                         sole                           N/A                         51,300
   Common Stock                         sole                           N/A                        150,000
   Common Stock                         sole                           N/A                        346,800
   Common Stock                         sole                           N/A                         25,000
   Common Stock                         sole                           N/A                        125,000
   Common Stock                         sole                           N/A                        199,500
   Common Stock                         sole                           N/A                         94,500
   Common Stock                         sole                           N/A                         54,223
   Common Stock                         sole                           N/A                        152,300
   Common Stock                         sole                           N/A                        115,500
   Common Stock                         sole                           N/A                         17,600
   Common Stock                         sole                           N/A                         15,700
   Common Stock                         sole                           N/A                        199,500
   Common Stock                         sole                           N/A                        262,500
   Common Stock                         sole                           N/A                        100,000
   Common Stock                         sole                           N/A                         15,300
Convertible Bond                        sole                           N/A                      1,290,000
Convertible Bond                        sole                           N/A                      6,100,000
Convertible Bond                        sole                           N/A                      3,750,000
Convertible Bond                        sole                           N/A                      3,000,000
Convertible Bond                        sole                           N/A                      1,000,000
Convertible Bond                        sole                           N/A                      5,050,000
Convertible Bond                        sole                           N/A                     30,350,000
Convertible Bond                        sole                           N/A                     22,200,000
Convertible Bond                        sole                           N/A                      1,000,000
Convertible Bond                        sole                           N/A                      7,679,000
Convertible Bond                        sole                           N/A                     14,500,000
Convertible Bond                        sole                           N/A                      2,500,000
Convertible Bond                        sole                           N/A                      4,300,000
Convertible Bond                        sole                           N/A                      2,000,000
Convertible Bond                        sole                           N/A                      4,000,000
Convertible Bond                        sole                           N/A                     16,000,000
Convertible Bond                        sole                           N/A                      1,000,000
Convertible Bond                        sole                           N/A                      3,000,000
Convertible Bond                        sole                           N/A                      3,500,000
Convertible Bond                        sole                           N/A                      3,000,000
Convertible Bond                        sole                           N/A                      1,000,000
Convertible Bond                        sole                           N/A                     16,550,000
Convertible Bond                        sole                           N/A                      1,750,000
Convertible Bond                        sole                           N/A                      1,000,000
Convertible Bond                        sole                           N/A                      6,177,000
Convertible Bond                        sole                           N/A                     19,000,000
Convertible Bond                        sole                           N/A                     31,678,000
Convertible Bond                        sole                           N/A                     17,422,000
Convertible Bond                        sole                           N/A                      8,500,000
Convertible Bond                        sole                           N/A                      2,000,000
Convertible Bond                        sole                           N/A                      3,000,000
Convertible Bond                        sole                           N/A                        100,000
Convertible Bond                        sole                           N/A                      1,000,000
Convertible Bond                        sole                           N/A                     11,300,000
Convertible Bond                        sole                           N/A                     20,500,000
Convertible Bond                        sole                           N/A                     14,000,000
Convertible Bond                        sole                           N/A                      8,690,000
Convertible Bond                        sole                           N/A                      4,383,000
Convertible Bond                        sole                           N/A                      1,000,000
Convertible Bond                        sole                           N/A                     16,500,000
Convertible Bond                        sole                           N/A                      5,000,000
Convertible Bond                        sole                           N/A                      3,000,000
Convertible Bond                        sole                           N/A                     10,100,000
Convertible Bond                        sole                           N/A                     10,000,000
Convertible Bond                        sole                           N/A                     12,500,000
Convertible Bond                        sole                           N/A                      5,000,000
Convertible Bond                        sole                           N/A                     24,500,000
Convertible Bond                        sole                           N/A                      3,000,000
Convertible Bond                        sole                           N/A                     10,000,000
Convertible Bond                        sole                           N/A                      1,000,000
Convertible Bond                        sole                           N/A                      2,000,000
Convertible Bond                        sole                           N/A                      6,800,000
Convertible Bond                        sole                           N/A                      9,500,000
Convertible Bond                        sole                           N/A                     15,000,000
Convertible Bond                        sole                           N/A                      1,000,000
Convertible Bond                        sole                           N/A                      7,500,000
Convertible Bond                        sole                           N/A                        250,000
Convertible Bond                        sole                           N/A                      3,722,000
Convertible Bond                        sole                           N/A                      4,750,000
Convertible Bond                        sole                           N/A                        850,000
Convertible Bond                        sole                           N/A                      2,000,000
Convertible Bond                        sole                           N/A                      2,000,000
Convertible Bond                        sole                           N/A                      7,000,000
Convertible Bond                        sole                           N/A                      6,500,000
Convertible Bond                        sole                           N/A                     12,000,000
Convertible Bond                        sole                           N/A                        749,000
Convertible Bond                        sole                           N/A                        500,000
Convertible Bond                        sole                           N/A                      1,320,000
Preferred Stock                         sole                           N/A                         42,900
Preferred Stock                         sole                           N/A                         50,000
Preferred Stock                         sole                           N/A                        200,000
Preferred Stock                         sole                           N/A                        100,000
Preferred Stock                         sole                           N/A                         52,700
Preferred Stock                         sole                           N/A                         25,500
Preferred Stock                         sole                           N/A                         20,000
Preferred Stock                         sole                           N/A                          2,500
Preferred Stock                         sole                           N/A                        100,000
Preferred Stock                         sole                           N/A                         23,400
   Warrant                              sole                           N/A                          2,500
   Warrant                              sole                           N/A                         42,173